Organization, Consolidation and Presentation of Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Class L common shares

A reconciliation of the Class L common shares for the year ended December 31, 2011 is presented below, in thousands:

2011
Beginning of period balance	$1,504,445
Accretion of Class L common stock priority return preference	171,567
Executive Deferred Compensation Plan activity	2,826
Purchase of Class L shares	(3,404)
Conversion of Class L common stock to Class A common stock	(1,675,434)

End of period balance	$—